UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER MAIN STREET FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended December 31, 2003, Oppenheimer Main Street Fund/VA produced strong, competitive returns.
   The period started slowly for the Fund when in the beginning of the year, we made a deliberate decision to increase the Fund's weight in smaller-cap stocks, as those types of stocks typically outperform larger cap stocks in the beginning of the year. This seasonal anomaly is called the 'January effect' and is fairly predictable. However, in the beginning of 2003, there was a high level of uncertainty related to the situation in Iraq and mixed economic data. Consequently, the stocks that performed best were those stocks with lower betas
(risk) and higher valuation metrics. The 'January effect' actually began later in the first quarter when some of the uncertainties began to dissipate, and market enthusiasm drove buyers to more speculative issues. By that point we had moved back into the higher quality securities our models had identified.
   Our quantitative models, which are an important part of our investment process, have worked well in most time periods, but at the same time, we recognize that short-term patterns and movements within the stock market occur where the Fund may under perform. Rather than making dramatic changes to the Fund based on short-term movements that may quickly reverse themselves, we choose to stick with our disciplined investment approach. Our patience paid off, as the higher quality stocks we purchased in late first quarter outperformed in late summer as the rally broadened.
   Despite the slow start, by the end of the period Oppenheimer Main Street Fund/VA was able to track its benchmark, the S&P 500 Index, though it slightly underperformed. We were able to gain on the index by reducing our market capitalization, as we overweighted both the mid-cap and small-cap stocks that our models identified. These holdings rallied as the lower quality, smaller-cap rally began to broaden in the middle of the period. This capitalization attribution was the greatest contributor to Fund performance during the year.
   In terms of economic sectors, we did not take many large sector bets, though we overweighted the consumer discretionary sector, which proved beneficial for the Fund as consumer confidence and spending strengthened throughout the year. On the other hand, we were underweight in technology stocks versus the index, as well as in healthcare, which proved negative for the Fund. We have also moved to a less defensive posture by underweighting financials late in the year, and increasing our utilities and healthcare weightings to match the index. It is important to note that Oppenheimer Main Street Fund/VA does not hold large concentrations on individual securities, as the Fund is very well diversified, holding roughly 500 securities at any given time. However, it is by adjusting our sector or market capitalization weightings relative to the S&P 500 benchmark that the Fund can perform differently, and hopefully better than our benchmark.
   At the end of the Fund's fiscal year, Oppenheimer Main Street Fund/VA's portfolio manager, Chuck Albers, retired. Nikos Monoyios, who was Mr. Albers' co-manager on the Fund, will continue to manage the Fund going forward. Having worked with Mr. Albers for over twenty years, Mr. Monoyios will continue the quantitative management style pioneered by Mr. Albers.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service shares, performance is measured from inception of the class on July 5, 1995. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.



                      3 | OPPENHEIMER MAIN STREET FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street Fund[R]/VA (Non-Service)
     S&P 500[R] Index

[LINE GRAPH]
                 Oppenheimer Main Street      S&P 500[R]
                 Fund[R]/VA (Non-Service)     Index
07/05/1995       $10,000                       $10,000
09/30/1995        10,850                        10,794
12/31/1995        12,525                        11,443
03/31/1996        13,383                        12,058
06/30/1996        14,881                        12,598
09/30/1996        15,506                        12,988
12/31/1996        16,598                        14,069
03/31/1997        16,756                        14,447
06/30/1997        18,900                        16,967
09/30/1997        21,410                        18,238
12/31/1997        21,988                        18,761
03/31/1998        24,742                        21,376
06/30/1998        24,865                        22,086
09/30/1998        19,301                        19,894
12/31/1998        23,022                        24,127
03/31/1999        23,913                        25,328
06/30/1999        26,393                        27,110
09/30/1999        25,073                        25,422
12/31/1999        28,020                        29,202
03/31/2000        28,879                        29,870
06/30/2000        28,073                        29,077
09/30/2000        28,362                        28,795
12/31/2000        25,561                        26,544
03/31/2001        23,012                        23,399
06/30/2001        24,040                        24,767
09/30/2001        21,295                        21,133
12/31/2001        22,964                        23,391
03/31/2002        23,394                        23,456
06/30/2002        21,350                        20,315
09/30/2002        17,856                        16,808
12/31/2002        18,647                        18,224
03/31/2003        18,030                        17,650
06/30/2003        20,577                        20,365
09/30/2003        21,168                        20,904
12/31/2003        23,630                        23,448

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 26.72%   5-Year 0.52%   Since Inception 10.66%   Inception Date 7/5/95

SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street Fund[R]/VA (Service)
     S&P 500[R] Index

[LINE GRAPH]
               Oppenheimer Main Street Fund[R]/VA (Service)  S&P 500[R] Index
7/13/2000      $10,000                                       $10,000
09/30/2000       9,813                                         9,903
12/31/2000       8,839                                         9,129
03/31/2001       7,952                                         8,047
06/30/2001       8,308                                         8,518
09/30/2001       7,353                                         7,268
12/31/2001       7,931                                         8,045
03/31/2002       8,075                                         8,067
06/30/2002       7,364                                         6,987
09/30/2002       6,151                                         5,780
12/31/2002       6,425                                         6,267
03/31/2003       6,197                                         6,070
06/30/2003       7,077                                         7,004
09/30/2003       7,277                                         7,189
12/31/2003       8,123                                         8,064

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 26.44%   Since Inception -5.82%   Inception Date 7/13/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.
INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.981.2871. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION OF THE PERFORMANCE IS IN THE STATEMENT OF ADDITIONAL INFORMATION.




                      4 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.3%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.3%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--0.7%
 Aftermarket Technology Corp. 1                        6,100    $        83,692
--------------------------------------------------------------------------------
 American Axle & Manufacturing
 Holdings, Inc. 1                                     60,300          2,437,326
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                   14,600            352,152
--------------------------------------------------------------------------------
 Autoliv, Inc.                                         3,700            139,305
--------------------------------------------------------------------------------
 Dana Corp.                                          137,200          2,517,620
--------------------------------------------------------------------------------
 Delphi Corp.                                         96,100            981,181
--------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. 1                         10,600             83,316
--------------------------------------------------------------------------------
 Johnson Controls, Inc.                               19,700          2,287,564
--------------------------------------------------------------------------------
 Lear Corp. 1                                         11,000            674,630
--------------------------------------------------------------------------------
 Visteon Corp.                                        35,700            371,637
                                                                ----------------
                                                                      9,928,423

--------------------------------------------------------------------------------
 AUTOMOBILES--1.0%
 Ford Motor Co.                                      694,115         11,105,840
--------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                42,900          2,039,037
--------------------------------------------------------------------------------
 Thor Industries, Inc.                                 3,900            219,258
                                                                ----------------
                                                                     13,364,135


--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.6%
 Alliance Gaming Corp. 1                              17,700            436,305
--------------------------------------------------------------------------------
 Applebee's International, Inc.                       22,000            863,940
--------------------------------------------------------------------------------
 Aztar Corp. 1                                         3,800             85,500
--------------------------------------------------------------------------------
 Brinker International, Inc. 1                        90,000          2,984,400
--------------------------------------------------------------------------------
 CBRL Group, Inc.                                     38,700          1,480,662
--------------------------------------------------------------------------------
 CEC Entertainment, Inc. 1                            27,200          1,289,008
--------------------------------------------------------------------------------
 Choice Hotels International, Inc. 1                   2,800             98,700
--------------------------------------------------------------------------------
 GTech Holdings Corp.                                 20,200            999,698
--------------------------------------------------------------------------------
 Harrah's Entertainment, Inc.                         24,900          1,239,273
--------------------------------------------------------------------------------
 McDonald's Corp.                                    145,450          3,611,524
--------------------------------------------------------------------------------
 Multimedia Games, Inc. 1                              9,500            390,450
--------------------------------------------------------------------------------
 Outback Steakhouse, Inc.                             33,700          1,489,877
--------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc. 1                     8,700            442,656
--------------------------------------------------------------------------------
 Panera Bread Co., Cl. A 1                            16,100            636,433
--------------------------------------------------------------------------------
 Park Place Entertainment Corp. 1                     10,900            118,047
--------------------------------------------------------------------------------
 Rare Hospitality International, Inc. 1               22,600            552,344
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                   83,200          2,370,368
--------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1                    8,750            132,475
--------------------------------------------------------------------------------
 Starbucks Corp. 1                                    13,200            436,392
--------------------------------------------------------------------------------
 Station Casinos, Inc.                                 6,900            211,347
--------------------------------------------------------------------------------
 WMS Industries, Inc. 1                                2,700             70,740
--------------------------------------------------------------------------------
 Yum! Brands, Inc. 1                                  78,400          2,696,960
                                                                ----------------
                                                                     22,637,099


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.9%
 Beazer Homes USA, Inc.                               28,000    $     2,734,480
--------------------------------------------------------------------------------
 Cavco Industries, Inc. 1                              1,015             24,360
--------------------------------------------------------------------------------
 Centex Corp.                                         41,900          4,510,535
--------------------------------------------------------------------------------
 D.R. Horton, Inc.                                    49,300          2,132,718
--------------------------------------------------------------------------------
 Harman International Industries, Inc.                36,600          2,707,668
--------------------------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1                 27,400          2,385,444
--------------------------------------------------------------------------------
 KB Home                                              50,000          3,626,000
--------------------------------------------------------------------------------
 Lennar Corp.                                         34,700          3,331,200
--------------------------------------------------------------------------------
 Lennar Corp., Cl. B                                   4,580            418,612
--------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                                19,430          1,253,235
--------------------------------------------------------------------------------
 Meritage Corp. 1                                      5,300            351,443
--------------------------------------------------------------------------------
 Newell Rubbermaid, Inc.                              36,400            828,828
--------------------------------------------------------------------------------
 NVR, Inc. 1                                           2,800          1,304,800
--------------------------------------------------------------------------------
 Pulte Homes, Inc.                                    31,344          2,934,425
--------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                             57,000          5,052,480
--------------------------------------------------------------------------------
 Standard Pacific Corp.                               41,300          2,005,115
--------------------------------------------------------------------------------
 Toll Brothers, Inc. 1                                52,400          2,083,424
--------------------------------------------------------------------------------
 Whirlpool Corp.                                      30,800          2,237,620
--------------------------------------------------------------------------------
 Yankee Candle, Inc. (The) 1                          17,500            478,275
                                                                ----------------
                                                                     40,400,662


--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.1%
 Action Performance Cos., Inc.                        37,700            738,920
--------------------------------------------------------------------------------
 Brunswick Corp.                                      27,300            868,959
--------------------------------------------------------------------------------
 Eastman Kodak Co.                                   139,100          3,570,697
--------------------------------------------------------------------------------
 Hasbro, Inc.                                        134,100          2,853,648
--------------------------------------------------------------------------------
 Marvel Enterprises, Inc. 1                           95,700          2,785,827
--------------------------------------------------------------------------------
 Mattel, Inc.                                        197,700          3,809,679
--------------------------------------------------------------------------------
 Polaris Industries, Inc.                              1,400            124,012
                                                                ----------------
                                                                     14,751,742


--------------------------------------------------------------------------------
 MEDIA--2.8%
 Cablevision Systems New York Group,
 Cl. A 1                                              57,100          1,335,569
--------------------------------------------------------------------------------
 Charter Communications, Inc., Cl. A 1                22,100             88,842
--------------------------------------------------------------------------------
 Clear Channel Communications, Inc.                   14,200            664,986
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                              383,315         12,599,564
--------------------------------------------------------------------------------
 Cox Communications, Inc., Cl. A 1                    26,400            909,480
--------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1               78,700          2,675,800
--------------------------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)                          3,400            237,728
--------------------------------------------------------------------------------
 Metro-Goldwyn-Mayer, Inc. 1                          14,800            252,932
--------------------------------------------------------------------------------
 New York Times Co., Cl. A                             6,100            291,519
--------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored
 ADR, Preference                                          82              2,481
--------------------------------------------------------------------------------
 Time Warner, Inc. 1                                 251,700          4,528,083
--------------------------------------------------------------------------------
 TiVo, Inc. 1                                         22,800            168,720



                      5 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------



                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA Continued
 Viacom, Inc., Cl. B                                 273,330    $    12,130,385
--------------------------------------------------------------------------------
 Walt Disney Co. (The)                               113,500          2,647,955
                                                                ----------------
                                                                     38,534,044


--------------------------------------------------------------------------------
 MULTILINE RETAIL--0.7%
 Big Lots, Inc. 1                                     12,000            170,520
--------------------------------------------------------------------------------
 Dollar General Corp.                                 62,200          1,305,578
--------------------------------------------------------------------------------
 Dollar Tree Stores, Inc. 1                           18,300            550,098
--------------------------------------------------------------------------------
 Federated Department Stores, Inc.                    66,600          3,138,858
--------------------------------------------------------------------------------
 Neiman Marcus Group, Inc.
 (The), Cl. A 1                                        1,900            101,973
--------------------------------------------------------------------------------
 Sears Roebuck & Co.                                  97,900          4,453,471
--------------------------------------------------------------------------------
 Shopko Stores, Inc. 1                                 1,900             28,975
                                                                ----------------
                                                                      9,749,473


--------------------------------------------------------------------------------
 SPECIALTY RETAIL--4.8%
 Abercrombie & Fitch Co., Cl. A 1                    100,100          2,473,471
--------------------------------------------------------------------------------
 Advance Auto Parts, Inc. 1                            5,900            480,260
--------------------------------------------------------------------------------
 Aeropostale, Inc. 1                                  40,100          1,099,542
--------------------------------------------------------------------------------
 AutoNation, Inc. 1                                   57,500          1,056,275
--------------------------------------------------------------------------------
 AutoZone, Inc. 1                                     22,200          1,891,662
--------------------------------------------------------------------------------
 Bed Bath & Beyond, Inc. 1                            65,200          2,826,420
--------------------------------------------------------------------------------
 Best Buy Co., Inc.                                   74,300          3,881,432
--------------------------------------------------------------------------------
 Borders Group, Inc. 1                                24,000            526,080
--------------------------------------------------------------------------------
 Chico's FAS, Inc. 1                                  31,300          1,156,535
--------------------------------------------------------------------------------
 Christopher & Banks Corp.                            44,200            863,226
--------------------------------------------------------------------------------
 Claire's Stores, Inc.                                53,800          1,013,592
--------------------------------------------------------------------------------
 Electronics Boutique Holdings Corp. 1                 3,300             75,537
--------------------------------------------------------------------------------
 Foot Locker, Inc.                                    15,400            361,130
--------------------------------------------------------------------------------
 Gap, Inc. (The)                                     382,900          8,887,109
--------------------------------------------------------------------------------
 Hollywood Entertainment Corp. 1                      25,100            345,125
--------------------------------------------------------------------------------
 Home Depot, Inc.                                    349,200         12,393,108
--------------------------------------------------------------------------------
 Hot Topic, Inc. 1                                    48,900          1,440,594
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                    97,000          5,372,830
--------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The) 1                        10,800            270,108
--------------------------------------------------------------------------------
 Movie Gallery, Inc. 1                                 2,300             42,964
--------------------------------------------------------------------------------
 NetFlix.com, Inc. 1                                  37,400          2,045,406
--------------------------------------------------------------------------------
 Pacific Sunwear of California, Inc.                  79,475          1,678,512
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                 20,718            452,895
--------------------------------------------------------------------------------
 RadioShack Corp.                                     90,600          2,779,608
--------------------------------------------------------------------------------
 Regis Corp.                                           5,000            197,600
--------------------------------------------------------------------------------
 Rent-A-Center, Inc. 1                                 6,300            188,244
--------------------------------------------------------------------------------
 Ross Stores, Inc.                                    50,700          1,340,001
--------------------------------------------------------------------------------
 Select Comfort Corp. 1                                4,600            113,896
--------------------------------------------------------------------------------
 Sherwin-Williams Co.                                  8,600            298,764
--------------------------------------------------------------------------------
 Staples, Inc. 1                                     214,100          5,844,930



                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Talbots, Inc. (The)                                  42,800    $     1,317,384
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                129,900          2,864,295
--------------------------------------------------------------------------------
 Tractor Supply Co. 1                                  2,700            105,003
--------------------------------------------------------------------------------
 Zale Corp. 1                                         12,100            643,720
                                                                ----------------
                                                                     66,327,258

--------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.7%
 Coach, Inc. 1                                       109,200          4,122,300
--------------------------------------------------------------------------------
 Columbia Sportswear Co. 1                            10,800            588,600
--------------------------------------------------------------------------------
 Kellwood Co.                                          3,000            123,000
--------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                  25,700            911,322
--------------------------------------------------------------------------------
 Nike, Inc., Cl. B                                    12,500            855,750
--------------------------------------------------------------------------------
 Timberland Co., Cl. A 1                              41,500          2,160,905
--------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                                8,000            118,480
--------------------------------------------------------------------------------
 VF Corp.                                              6,000            259,440
                                                                ----------------
                                                                      9,139,797

--------------------------------------------------------------------------------
 CONSUMER STAPLES--8.2%
--------------------------------------------------------------------------------
 BEVERAGES--2.3%
 Anheuser-Busch Cos., Inc.                            74,500          3,924,660
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                 215,600         10,941,700
--------------------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)                     33,300            805,194
--------------------------------------------------------------------------------
 PepsiAmericas, Inc.                                   2,600             44,512
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                       330,650         15,414,903
                                                                ----------------
                                                                     31,130,969

--------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.8%
 CVS Corp.                                             6,600            238,392
--------------------------------------------------------------------------------
 Kroger Co. (The) 1                                   83,900          1,552,989
--------------------------------------------------------------------------------
 Rite Aid Corp. 1                                     72,300            436,692
--------------------------------------------------------------------------------
 SUPERVALU, Inc.                                       9,600            274,464
--------------------------------------------------------------------------------
 Sysco Corp.                                          24,100            897,243
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                               393,600         20,880,480
--------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                             100,800          1,002,960
                                                                ----------------
                                                                     25,283,220

--------------------------------------------------------------------------------
 FOOD PRODUCTS--1.3%
 American Italian Pasta Co. 1                          3,900            163,410
--------------------------------------------------------------------------------
 Campbell Soup Co.                                   198,500          5,319,800
--------------------------------------------------------------------------------
 Dean Foods Co. 1                                     34,950          1,148,807
--------------------------------------------------------------------------------
 Del Monte Foods Co. 1                                20,000            208,000
--------------------------------------------------------------------------------
 Fresh Del Monte Produce, Inc.                        19,600            467,068
--------------------------------------------------------------------------------
 Heinz (H.J.) Co.                                     16,200            590,166
--------------------------------------------------------------------------------
 Hershey Foods Corp.                                  24,300          1,870,857
--------------------------------------------------------------------------------
 Kellogg Co.                                          39,800          1,515,584
--------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                            155,200          5,000,544
--------------------------------------------------------------------------------
 Sara Lee Corp.                                       22,138            480,616



                      6 | OPPENHEIMER MAIN STREET FUND/VA

                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Wm. Wrigley Jr. Co.                                  27,400    $     1,540,154
                                                                ----------------
                                                                     18,305,006

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.6%
 Clorox Co. (The)                                     19,600            951,776
--------------------------------------------------------------------------------
 Colgate-Palmolive Co.                                25,700          1,286,285
--------------------------------------------------------------------------------
 Energizer Holdings, Inc. 1                           45,100          1,693,956
--------------------------------------------------------------------------------
 Procter & Gamble Corp. (The)                        180,000         17,978,400
                                                                ----------------
                                                                     21,910,417


--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.3%
 Avon Products, Inc.                                  38,900          2,625,361
--------------------------------------------------------------------------------
 Gillette Co.                                         40,900          1,502,257
--------------------------------------------------------------------------------
 USANA Health Sciences, Inc. 1                        10,500            321,300
                                                                ----------------
                                                                      4,448,918


--------------------------------------------------------------------------------
 TOBACCO--0.9%
 Altria Group, Inc.                                  185,300         10,084,026
--------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.                 43,700          2,541,155
                                                                ----------------
                                                                     12,625,181

--------------------------------------------------------------------------------
 ENERGY--7.6%

--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.0%
 Key Energy Services, Inc. 1                           9,200             94,852
--------------------------------------------------------------------------------
 Rowan Cos., Inc. 1                                   10,200            236,334
                                                                ----------------
                                                                        331,186


--------------------------------------------------------------------------------
 OIL & GAS--7.6%
 Amerada Hess Corp.                                      800             42,536
--------------------------------------------------------------------------------
 Apache Corp.                                         54,495          4,419,545
--------------------------------------------------------------------------------
 Brown (Tom), Inc. 1                                 126,600          4,082,850
--------------------------------------------------------------------------------
 Burlington Resources, Inc.                          115,200          6,379,776
--------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.                      85,000          4,299,826
--------------------------------------------------------------------------------
 Chesapeake Energy Corp.                             256,200          3,479,196
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                  87,650          7,572,084
--------------------------------------------------------------------------------
 Cimarex Energy Co. 1                                  3,039             81,111
--------------------------------------------------------------------------------
 Compton Petroleum Corp. 1                           194,500            903,076
--------------------------------------------------------------------------------
 ConocoPhillips                                      100,721          6,604,276
--------------------------------------------------------------------------------
 Cross Timbers Royalty Trust                             692             19,736
--------------------------------------------------------------------------------
 Devon Energy Corp.                                   12,800            732,928
--------------------------------------------------------------------------------
 EOG Resources, Inc.                                  72,500          3,347,325
--------------------------------------------------------------------------------
 Esprit Exploration Ltd. 1                           430,000            925,053
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                   720,116         29,524,756
--------------------------------------------------------------------------------
 Frontier Oil Corp.                                  142,200          2,448,684
--------------------------------------------------------------------------------
 Marathon Oil Corp.                                   18,500            612,165
--------------------------------------------------------------------------------
 Murphy Oil Corp.                                     22,600          1,476,006
--------------------------------------------------------------------------------
 Newfield Exploration Co. 1                           50,900          2,267,086


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 OIL & GAS Continued
 Noble Energy, Inc.                                   47,400   $      2,105,982
--------------------------------------------------------------------------------
 Occidental Petroleum Corp.                          132,700          5,605,248
--------------------------------------------------------------------------------
 Paramount Energy Trust                               38,796            350,658
--------------------------------------------------------------------------------
 Paramount Resources Ltd.                            152,700          1,234,835
--------------------------------------------------------------------------------
 Pogo Producing Co.                                   63,300          3,057,390
--------------------------------------------------------------------------------
 Sunoco, Inc.                                         50,000          2,557,500
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                49,900          2,838,962
--------------------------------------------------------------------------------
 Tesoro Petroleum Corp. 1                             12,400            180,668
--------------------------------------------------------------------------------
 Unocal Corp.                                         40,600          1,495,298
--------------------------------------------------------------------------------
 Valero Energy Corp.                                  53,600          2,483,824
--------------------------------------------------------------------------------
 Western Gas Resources, Inc.                           9,700            458,325
--------------------------------------------------------------------------------
 XTO Energy, Inc.                                    113,533          3,212,984
                                                                ----------------
                                                                    104,799,689

--------------------------------------------------------------------------------
 FINANCIALS--22.9%
--------------------------------------------------------------------------------
 CAPITAL MARKETS--0.6%
 Mellon Financial Corp.                              235,600          7,565,116
--------------------------------------------------------------------------------
 Northern Trust Corp.                                 14,400            668,448
                                                                ----------------
                                                                      8,233,564

--------------------------------------------------------------------------------
 COMMERCIAL BANKS--7.5%
 AmSouth Bancorp                                      45,300          1,109,850
--------------------------------------------------------------------------------
 Astoria Financial Corp.                              13,200            491,040
--------------------------------------------------------------------------------
 Bank of America Corp.                               226,600         18,225,438
--------------------------------------------------------------------------------
 Bank One Corp.                                      112,700          5,137,993
--------------------------------------------------------------------------------
 Banknorth Group, Inc.                                40,100          1,304,453
--------------------------------------------------------------------------------
 Charter One Financial, Inc.                         105,900          3,658,845
--------------------------------------------------------------------------------
 City National Corp.                                   1,800            111,816
--------------------------------------------------------------------------------
 Compass Bancshares, Inc.                              8,300            326,273
--------------------------------------------------------------------------------
 First Midwest Bancorp, Inc.                             400             12,964
--------------------------------------------------------------------------------
 First Tennessee National Corp.                       25,500          1,124,550
--------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                               25,200            539,784
--------------------------------------------------------------------------------
 FleetBoston Financial Corp.                         189,000          8,249,850
--------------------------------------------------------------------------------
 Golden West Financial Corp.                          76,900          7,935,311
--------------------------------------------------------------------------------
 Greenpoint Financial Corp.                           48,300          1,705,956
--------------------------------------------------------------------------------
 Hudson United Bancorp                                 3,100            114,545
--------------------------------------------------------------------------------
 Huntington Bancshares, Inc.                          24,400            549,000
--------------------------------------------------------------------------------
 Independence Community
 Bank Corp.                                            6,400            230,208
--------------------------------------------------------------------------------
 Indymac Mortgage Holdings, Inc.                       7,600            226,404
--------------------------------------------------------------------------------
 KeyCorp                                              77,400          2,269,368
--------------------------------------------------------------------------------
 M&T Bank Corp.                                        6,800            668,440
--------------------------------------------------------------------------------
 National City Corp.                                 160,300          5,440,582
--------------------------------------------------------------------------------
 North Fork Bancorp, Inc.                              7,400            299,478
--------------------------------------------------------------------------------
 PNC Financial Services Group                         32,500          1,778,725
--------------------------------------------------------------------------------
 Prosperity Bancshares, Inc.                          72,400          1,630,448



                      7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Regions Financial Corp.                              24,900    $       926,280
--------------------------------------------------------------------------------
 Sky Financial Group, Inc.                             1,000             25,940
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                 31,700          2,266,550
--------------------------------------------------------------------------------
 U.S. Bancorp                                        261,670          7,792,533
--------------------------------------------------------------------------------
 UnionBanCal Corp.                                    31,800          1,829,772
--------------------------------------------------------------------------------
 W. Holding Co., Inc.                                 17,634            328,169
--------------------------------------------------------------------------------
 Wachovia Corp.                                      163,700          7,626,783
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                             136,500          5,476,380
--------------------------------------------------------------------------------
 Webster Financial Corp.                               3,600            165,096
--------------------------------------------------------------------------------
 Wells Fargo & Co.                                   232,100         13,668,369
--------------------------------------------------------------------------------
 Zions Bancorp                                         5,200            318,916
                                                                ----------------
                                                                    103,566,109

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--7.5%
 Affiliated Managers Group, Inc. 1                    12,100            842,039
--------------------------------------------------------------------------------
 American Express Co.                                106,000          5,112,380
--------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)                        48,600          3,885,570
--------------------------------------------------------------------------------
 Capital One Financial Corp.                          43,600          2,672,244
--------------------------------------------------------------------------------
 Chicago Mercantile Exchange (The)                     8,200            593,352
--------------------------------------------------------------------------------
 CIT Group, Inc.                                      37,400          1,344,530
--------------------------------------------------------------------------------
 Citigroup, Inc.                                     594,088         28,837,032
--------------------------------------------------------------------------------
 Instinet Group, Inc. 1                                3,500             18,025
--------------------------------------------------------------------------------
 iShares Russell 2000 Index Fund                     150,000         16,620,000
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                             283,200         10,401,936
--------------------------------------------------------------------------------
 Knight Trading Group, Inc. 1                         27,300            399,672
--------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                        1,600            123,552
--------------------------------------------------------------------------------
 MBNA Corp.                                          292,800          7,276,080
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                           159,300          9,342,945
--------------------------------------------------------------------------------
 Moody's Corp.                                         3,200            193,760
--------------------------------------------------------------------------------
 Morgan Stanley                                      174,700         10,109,889
--------------------------------------------------------------------------------
 Principal Financial Group, Inc. (The)               108,700          3,594,709
--------------------------------------------------------------------------------
 Schwab (Charles) Corp.                              127,100          1,504,864
--------------------------------------------------------------------------------
 SLM Corp.                                            30,700          1,156,776
--------------------------------------------------------------------------------
 WFS Financial, Inc. 1                                   400             16,984
                                                                ----------------
                                                                    104,046,339

--------------------------------------------------------------------------------
 INSURANCE--5.4%
 AFLAC, Inc.                                          81,400          2,945,052
--------------------------------------------------------------------------------
 Allmerica Financial Corp. 1                           5,600            172,312
--------------------------------------------------------------------------------
 Allstate Corp.                                      241,200         10,376,424
--------------------------------------------------------------------------------
 AMBAC Financial Group, Inc.                          18,600          1,290,654
--------------------------------------------------------------------------------
 American International Group, Inc.                  202,640         13,430,979
--------------------------------------------------------------------------------
 Aon Corp.                                            80,400          1,924,776
--------------------------------------------------------------------------------
 Cincinnati Financial Corp.                            4,000            167,520
--------------------------------------------------------------------------------
 Everest Re Group Ltd.                                 2,500            211,500
--------------------------------------------------------------------------------
 Fidelity National Financial, Inc.                   140,872          5,463,016


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 INSURANCE Continued
 First American Corp. (The)                            3,800    $       113,126
--------------------------------------------------------------------------------
 Hartford Financial Services Group,
 Inc. (The)                                           19,000          1,121,570
--------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.               133,200          4,995,000
--------------------------------------------------------------------------------
 LandAmerica Financial Group, Inc.                     8,000            418,080
--------------------------------------------------------------------------------
 Lincoln National Corp.                               57,300          2,313,201
--------------------------------------------------------------------------------
 Loews Corp.                                          14,700            726,915
--------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.                         107,600          5,152,964
--------------------------------------------------------------------------------
 MBIA, Inc.                                            6,500            384,995
--------------------------------------------------------------------------------
 Mercury General Corp.                                 1,000             46,550
--------------------------------------------------------------------------------
 MetLife, Inc.                                       121,600          4,094,272
--------------------------------------------------------------------------------
 Old Republic International Corp.                     33,450            848,292
--------------------------------------------------------------------------------
 Progressive Corp.                                    91,900           7,681,921
--------------------------------------------------------------------------------
 Prudential Financial, Inc.                          114,800          4,795,196
--------------------------------------------------------------------------------
 Reinsurance Group of America, Inc.                   28,100          1,086,065
--------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                          46,300          2,271,015
--------------------------------------------------------------------------------
 Safeco Corp.                                         11,600            451,588
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                   2,900            114,985
--------------------------------------------------------------------------------
 StanCorp Financial Group, Inc.                          200             12,576
--------------------------------------------------------------------------------
 Travelers Property Casualty Corp.,
 Cl. B                                                96,241          1,633,210
                                                                ----------------
                                                                     74,243,754


--------------------------------------------------------------------------------
 REAL ESTATE--0.0%
 Catellus Development Corp.                            9,477            228,585
--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.9%
 Countrywide Financial Corp.                          59,733          4,530,748
--------------------------------------------------------------------------------
 Doral Financial Corp.                                51,225          1,653,543
--------------------------------------------------------------------------------
 Fannie Mae                                          147,700         11,086,362
--------------------------------------------------------------------------------
 Freddie Mac                                          53,900          3,143,448
--------------------------------------------------------------------------------
 Fremont General Corp.                                76,000          1,285,160
--------------------------------------------------------------------------------
 MGIC Investment Corp.                                43,700          2,488,278
--------------------------------------------------------------------------------
 New Century Financial Corp.                          38,300          1,519,361
--------------------------------------------------------------------------------
 Radian Group, Inc.                                   10,700            521,625
                                                                ----------------
                                                                     26,228,525

--------------------------------------------------------------------------------
 HEALTH CARE--12.6%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.8%
 Alkermes, Inc. 1                                     33,600            453,600
--------------------------------------------------------------------------------
 Amgen, Inc. 1                                       190,500         11,772,900
--------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                    22,700            827,869
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                    67,600          6,325,332
--------------------------------------------------------------------------------
 Geron Corp. 1                                        13,700            136,589
--------------------------------------------------------------------------------
 Idexx Laboratories, Inc. 1                            1,900             87,932
--------------------------------------------------------------------------------
 Invitrogen Corp. 1                                   27,900          1,953,000
--------------------------------------------------------------------------------
 Wyeth                                                62,300          2,644,635
                                                                ----------------
                                                                     24,201,857




                      8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
 Bausch & Lomb, Inc.                                  49,400    $     2,563,860
--------------------------------------------------------------------------------
 Becton, Dickinson & Co.                              81,900          3,369,366
--------------------------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1                  15,000            865,050
--------------------------------------------------------------------------------
 Biosite, Inc. 1                                       5,400            156,330
--------------------------------------------------------------------------------
 Boston Scientific Corp. 1                           117,600          4,322,976
--------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                              19,600            923,748
--------------------------------------------------------------------------------
 Cytyc Corp. 1                                        11,200            154,112
--------------------------------------------------------------------------------
 Hillenbrand Industries, Inc.                          2,000            124,120
--------------------------------------------------------------------------------
 Inamed Corp. 1                                        7,300            350,838
--------------------------------------------------------------------------------
 Medtronic, Inc.                                     197,900          9,619,919
--------------------------------------------------------------------------------
 PolyMedica Corp.                                      3,000             78,930
--------------------------------------------------------------------------------
 St. Jude Medical, Inc. 1                              9,800            601,230
--------------------------------------------------------------------------------
 Stryker Corp.                                        64,000          5,440,640
--------------------------------------------------------------------------------
 VISX, Inc. 1                                         63,400          1,467,710
--------------------------------------------------------------------------------
 Zimmer Holdings, Inc. 1                              11,000            774,400
                                                                ----------------
                                                                     30,813,229

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.0%
 Aetna, Inc.                                          59,400          4,014,252
--------------------------------------------------------------------------------
 AMERIGROUP Corp. 1                                   16,800            716,520
--------------------------------------------------------------------------------
 Andrx Corp. 1                                        33,700            810,148
--------------------------------------------------------------------------------
 Apria Healthcare Group, Inc. 1                       63,600          1,810,692
--------------------------------------------------------------------------------
 Covance, Inc. 1                                      39,000          1,045,200
--------------------------------------------------------------------------------
 Coventry Health Care, Inc. 1                         47,700          3,076,173
--------------------------------------------------------------------------------
 DaVita, Inc. 1                                       37,300          1,454,700
--------------------------------------------------------------------------------
 eResearch Technology, Inc. 1                          4,300            109,306
--------------------------------------------------------------------------------
 First Health Group Corp. 1                           25,800            502,068
--------------------------------------------------------------------------------
 Health Management Associates,
 Inc., Cl. A                                          10,600            254,400
--------------------------------------------------------------------------------
 Health Net, Inc. 1                                   71,600          2,341,320
--------------------------------------------------------------------------------
 Humana, Inc. 1                                       58,800          1,343,580
--------------------------------------------------------------------------------
 IMS Health, Inc.                                     48,700          1,210,682
--------------------------------------------------------------------------------
 McKesson Corp.                                        9,400            302,304
--------------------------------------------------------------------------------
 Medco Health Solutions, Inc. 1                      106,381          3,615,890
--------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc. 1                45,000          2,916,000
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc. 1                          64,700          2,814,450
--------------------------------------------------------------------------------
 Pediatrix Medical Group, Inc. 1                      40,300          2,220,127
--------------------------------------------------------------------------------
 Per-Se Technologies, Inc. 1                           6,500             99,190
--------------------------------------------------------------------------------
 Pharmaceutical Product
 Development, Inc. 1                                   2,800             75,516
--------------------------------------------------------------------------------
 Renal Care Group, Inc. 1                              4,300            177,160
--------------------------------------------------------------------------------
 Select Medical Corp.                                 78,000          1,269,840
--------------------------------------------------------------------------------
 Sunrise Senior Living, Inc. 1                         4,000            154,960
--------------------------------------------------------------------------------
 Universal Health Services, Inc., Cl. B                4,100            220,252
--------------------------------------------------------------------------------
 US Oncology, Inc. 1                                  61,600            662,816


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 WellPoint Health Networks, Inc. 1                    77,100    $     7,477,929
                                                                ----------------
                                                                     40,695,475

--------------------------------------------------------------------------------
 PHARMACEUTICALS--5.6%
 Abbott Laboratories                                 149,200          6,952,720
--------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                   800             16,080
--------------------------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                                     52,250          1,755,600
--------------------------------------------------------------------------------
 Bradley Pharmaceuticals, Inc. 1                      38,400            976,512
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                            254,700          7,284,420
--------------------------------------------------------------------------------
 Eli Lilly & Co.                                     102,400          7,201,792
--------------------------------------------------------------------------------
 Endo Pharmaceuticals Holdings, Inc. 1                 7,000            134,820
--------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1                           2,700            166,860
--------------------------------------------------------------------------------
 Hi-Tech Pharmacal Co., Inc. 1                           500             11,750
--------------------------------------------------------------------------------
 Johnson & Johnson                                   249,006         12,863,650
--------------------------------------------------------------------------------
 Kos Pharmaceuticals, Inc. 1                          47,400          2,040,096
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                   278,700         12,875,940
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        707,600         24,999,508
--------------------------------------------------------------------------------
 Valeant Pharmaceuticals
 International, Inc.                                  21,500            540,725
                                                                ----------------
                                                                     77,820,473

--------------------------------------------------------------------------------
 INDUSTRIALS--6.8%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.1%
 General Dynamics Corp.                               44,400          4,013,316
--------------------------------------------------------------------------------
 Goodrich Corp.                                       33,400            991,646
--------------------------------------------------------------------------------
 Honeywell International, Inc.                        56,100          1,875,423
--------------------------------------------------------------------------------
 Precision Castparts Corp.                            15,700            712,937
--------------------------------------------------------------------------------
 United Defense Industries, Inc. 1                    24,200            771,496
--------------------------------------------------------------------------------
 United Technologies Corp.                            70,700          6,700,239
                                                                ----------------
                                                                     15,065,057

--------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.4%
 FedEx Corp.                                          27,500          1,856,250
--------------------------------------------------------------------------------
 United Parcel Service, Inc., Cl. B                   51,600          3,846,780
                                                                ----------------
                                                                      5,703,030

--------------------------------------------------------------------------------
 AIRLINES--0.1%
 America West Holdings Corp., Cl. B 1                 43,000            533,200
--------------------------------------------------------------------------------
 Continental Airlines, Inc., Cl. B 1                  51,500            837,905
--------------------------------------------------------------------------------
 ExpressJet Holdings, Inc. 1                           9,400            141,000
--------------------------------------------------------------------------------
 Mesa Air Group, Inc. 1                                6,300             78,876
--------------------------------------------------------------------------------
 Northwest Airlines Corp., Cl. A 1                    33,000            416,460
                                                                ----------------
                                                                      2,007,441

--------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.0%
 USG Corp. 1                                           8,700            144,159



                      9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.8%
 Arbitron, Inc. 1                                      1,600    $        66,752
--------------------------------------------------------------------------------
 Corinthian Colleges, Inc. 1                           9,200            511,152
--------------------------------------------------------------------------------
 Deluxe Corp.                                         15,500            640,615
--------------------------------------------------------------------------------
 H&R Block, Inc.                                     122,800          6,799,436
--------------------------------------------------------------------------------
 ITT Educational Services, Inc. 1                     33,700          1,582,889
--------------------------------------------------------------------------------
 Republic Services, Inc.                              29,300            750,959
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                                   1,775             33,122
--------------------------------------------------------------------------------
 Robert Half International, Inc. 1                    10,700            249,738
--------------------------------------------------------------------------------
 United Rentals, Inc. 1                               24,200            466,092
--------------------------------------------------------------------------------
 Valassis Communications, Inc. 1                       7,000            205,450
                                                                ----------------
                                                                     11,306,205

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.1%
 Emerson Electric Co.                                 14,300            925,925
--------------------------------------------------------------------------------
 Hubbell, Inc., Cl. B                                    300             13,230
--------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                   20,750            609,220
--------------------------------------------------------------------------------
 Thomas & Betts Corp.                                 13,700            313,593
                                                                ----------------
                                                                      1,861,968

--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.0%
 3M Co.                                               73,800          6,275,214
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.                                   1,500             91,290
--------------------------------------------------------------------------------
 General Electric Co.                              1,120,000         34,697,600
                                                                ----------------
                                                                     41,064,104

--------------------------------------------------------------------------------
 MACHINERY--0.8%
 Actuant Corp., Cl. A 1                                2,500             90,500
--------------------------------------------------------------------------------
 Briggs & Stratton Corp.                              16,800          1,132,320
--------------------------------------------------------------------------------
 Cummins, Inc.                                        12,100            592,174
--------------------------------------------------------------------------------
 Deere & Co.                                           7,000            455,350
--------------------------------------------------------------------------------
 Eaton Corp.                                           8,100            874,638
--------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                            19,700          1,337,236
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                   8,200            418,446
--------------------------------------------------------------------------------
 Paccar, Inc.                                         29,100          2,476,992
--------------------------------------------------------------------------------
 Pall Corp.                                           79,600          2,135,668
--------------------------------------------------------------------------------
 SPX Corp. 1                                          16,400            964,484
--------------------------------------------------------------------------------
 Trinity Industries, Inc.                              3,300            101,772
--------------------------------------------------------------------------------
 Wabash National Corp. 1                              13,800            404,340
                                                                ----------------
                                                                     10,983,920

--------------------------------------------------------------------------------
 ROAD & RAIL--0.5%
 Burlington Northern Santa Fe Corp.                   42,500          1,374,875
--------------------------------------------------------------------------------
 CSX Corp.                                            43,800          1,574,172
--------------------------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc. 1               65,500          1,769,155
--------------------------------------------------------------------------------
 Norfolk Southern Corp.                                2,900             68,585
--------------------------------------------------------------------------------
 Ryder Systems, Inc.                                  42,300          1,444,545
                                                                ----------------
                                                                      6,231,332


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--16.6%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.5%
 3Com Corp. 1                                         79,100   $        646,247
--------------------------------------------------------------------------------
 ADTRAN, Inc.                                         55,100          1,708,100
--------------------------------------------------------------------------------
 Avocent Corp. 1                                       1,000             36,520
--------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                               874,100         21,231,889
--------------------------------------------------------------------------------
 Corning, Inc. 1                                     345,100          3,599,393
--------------------------------------------------------------------------------
 Ditech Communications Corp. 1                         5,100             97,410
--------------------------------------------------------------------------------
 Emulex Corp. 1                                       11,800            314,824
--------------------------------------------------------------------------------
 F5 Networks, Inc. 1                                  10,400            261,040
--------------------------------------------------------------------------------
 Foundry Networks, Inc. 1                             18,900            517,104
--------------------------------------------------------------------------------
 Juniper Networks, Inc. 1                             65,900          1,231,012
--------------------------------------------------------------------------------
 McDATA Corp., Cl. A 1                                72,300            689,019
--------------------------------------------------------------------------------
 Powerwave Technologies, Inc. 1                       33,800            258,570
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                       32,600          1,758,118
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                             72,100          1,968,330
--------------------------------------------------------------------------------
 Zhone Technologies, Inc. 1                           11,200             55,328
                                                                ----------------
                                                                     34,372,904

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.9%
 Avid Technology, Inc. 1                              14,800            710,400
--------------------------------------------------------------------------------
 Dell, Inc. 1                                        406,700         13,811,532
--------------------------------------------------------------------------------
 EMC Corp. 1                                         458,600          5,925,112
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                                 121,100          2,781,667
--------------------------------------------------------------------------------
 Imation Corp.                                         5,300            186,295
--------------------------------------------------------------------------------
 International Business Machines Corp.               133,600         12,382,048
--------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1                 66,400          5,221,696
--------------------------------------------------------------------------------
 Maxtor Corp. 1                                      295,800          3,283,380
--------------------------------------------------------------------------------
 Network Appliance, Inc. 1                            20,200            414,706
--------------------------------------------------------------------------------
 SanDisk Corp. 1                                      11,300            690,882
--------------------------------------------------------------------------------
 Seagate Technology International, Inc.
 (Escrow Shares) 1,2,3                                31,000                 --
--------------------------------------------------------------------------------
 Storage Technology Corp. 1                           86,200          2,219,650
--------------------------------------------------------------------------------
 Sun Microsystems, Inc. 1                            820,100          3,682,249
--------------------------------------------------------------------------------
 Western Digital Corp. 1                             244,800          2,886,192
                                                                ----------------
                                                                     54,195,809

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
 Agilent Technologies, Inc. 1                         38,900          1,137,436
--------------------------------------------------------------------------------
 Avnet, Inc. 1                                        17,300            374,718
--------------------------------------------------------------------------------
 Benchmark Electronics, Inc. 1                        20,000            696,200
--------------------------------------------------------------------------------
 Brightpoint, Inc. 1                                  19,800            341,550
--------------------------------------------------------------------------------
 FARO Technologies, Inc. 1                            16,200            404,676
--------------------------------------------------------------------------------
 Kemet Corp. 1                                        18,200            249,158
--------------------------------------------------------------------------------
 Molex, Inc.                                           6,500            226,785
--------------------------------------------------------------------------------
 Solectron Corp. 1                                   159,400            942,054
--------------------------------------------------------------------------------
 Superconductor Technologies, Inc. 1                  22,400            124,992



                      10 | OPPENHEIMER MAIN STREET FUND/VA

                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Symbol Technologies, Inc.                            30,500    $       515,145
--------------------------------------------------------------------------------
 UNOVA, Inc. 1                                        30,700            704,565
--------------------------------------------------------------------------------
 Veeco Instruments, Inc. 1                             6,200            174,840
--------------------------------------------------------------------------------
 Waters Corp. 1                                       13,600            450,976
                                                                ----------------
                                                                      6,343,095

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Akamai Technologies, Inc. 1                         131,000          1,408,250
--------------------------------------------------------------------------------
 Ask Jeeves, Inc. 1                                   17,000            308,040
--------------------------------------------------------------------------------
 Digital River, Inc. 1                                32,300            713,830
--------------------------------------------------------------------------------
 EarthLink, Inc. 1                                    19,000            190,000
--------------------------------------------------------------------------------
 Internap Network Services Corp. 1                    79,100            193,795
--------------------------------------------------------------------------------
 j2 Global Communications, Inc. 1                      4,800            118,896
--------------------------------------------------------------------------------
 United Online, Inc. 1                                69,600          1,168,584
--------------------------------------------------------------------------------
 WebEx Communications, Inc. 1                          4,300             86,430
                                                                ----------------
                                                                      4,187,825

--------------------------------------------------------------------------------
 IT SERVICES--0.4%
 Anteon International Corp. 1                          2,400             86,520
--------------------------------------------------------------------------------
 CheckFree Corp. 1                                    16,500            456,225
--------------------------------------------------------------------------------
 Cognizant Technology Solutions
 Corp. 1                                              46,400          2,117,696
--------------------------------------------------------------------------------
 Concord EFS, Inc. 1                                  31,500            467,460
--------------------------------------------------------------------------------
 Convergys Corp. 1                                   102,400          1,787,904
--------------------------------------------------------------------------------
 Evolving Systems, Inc. 1                              8,600            114,380
--------------------------------------------------------------------------------
 Global Payments, Inc.                                 4,000            188,480
                                                                ----------------
                                                                      5,218,665

--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
 Advanced Energy Industries, Inc. 1                    2,900             75,545
--------------------------------------------------------------------------------
 Altera Corp. 1                                       52,000          1,180,400
--------------------------------------------------------------------------------
 Amkor Technology, Inc. 1                             31,400            571,794
--------------------------------------------------------------------------------
 Analog Devices, Inc.                                 30,000          1,369,500
--------------------------------------------------------------------------------
 Applied Materials, Inc. 1                           184,100          4,133,045
--------------------------------------------------------------------------------
 Applied Micro Circuits Corp. 1                       88,000            526,240
--------------------------------------------------------------------------------
 Asyst Technologies, Inc. 1                           23,900            414,665
--------------------------------------------------------------------------------
 Atmel Corp. 1                                       174,800          1,050,548
--------------------------------------------------------------------------------
 Axcelis Technologies, Inc. 1                          8,100             82,782
--------------------------------------------------------------------------------
 Broadcom Corp., Cl. A 1                             100,700          3,432,863
--------------------------------------------------------------------------------
 Brooks Automation, Inc. 1                             3,800             91,846
--------------------------------------------------------------------------------
 Credence Systems Corp. 1                             31,900            419,804
--------------------------------------------------------------------------------
 Cypress Semiconductor Corp. 1                       115,900          2,475,624
--------------------------------------------------------------------------------
 Integrated Device Technology, Inc. 1                 52,800            906,576
--------------------------------------------------------------------------------
 Intel Corp.                                         755,000         24,311,000
--------------------------------------------------------------------------------
 KLA-Tencor Corp. 1                                   24,300          1,425,681
--------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc. 1                   49,400            710,372
--------------------------------------------------------------------------------
 Lam Research Corp. 1                                 10,600            342,380


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
 National Semiconductor Corp. 1                      115,800   $      4,563,678
--------------------------------------------------------------------------------
 NVE Corp. 1                                           5,800            297,540
--------------------------------------------------------------------------------
 NVIDIA Corp. 1                                      102,000          2,371,500
--------------------------------------------------------------------------------
 Photronics, Inc. 1                                    9,000            179,280
--------------------------------------------------------------------------------
 Silicon Storage Technology, Inc. 1                   31,100            342,100
--------------------------------------------------------------------------------
 Teradyne, Inc. 1                                     80,300          2,043,635
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                             257,600          7,568,288
--------------------------------------------------------------------------------
 TriQuint Semiconductor, Inc. 1                       48,400            342,188
                                                                ----------------
                                                                     61,228,874


--------------------------------------------------------------------------------
 SOFTWARE--4.6%
 Adobe Systems, Inc.                                   5,000            196,500
--------------------------------------------------------------------------------
 Amdocs Ltd. 1                                       117,700          2,645,896
--------------------------------------------------------------------------------
 Ascential Software Corp. 1                           13,000            337,090
--------------------------------------------------------------------------------
 Citrix Systems, Inc. 1                               76,800          1,628,928
--------------------------------------------------------------------------------
 Computer Associates
 International, Inc.                                  24,800            678,032
--------------------------------------------------------------------------------
 Compuware Corp. 1                                    13,400             80,936
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                             145,600          6,956,768
--------------------------------------------------------------------------------
 FactSet Research Systems, Inc.                        6,900            263,649
--------------------------------------------------------------------------------
 Henry (Jack) & Associates, Inc.                       1,300             26,754
--------------------------------------------------------------------------------
 Hyperion Solutions Corp. 1                              400             12,056
--------------------------------------------------------------------------------
 Macromedia, Inc. 1                                   15,600            278,304
--------------------------------------------------------------------------------
 Microsoft Corp.                                   1,138,000         31,340,520
--------------------------------------------------------------------------------
 Novell, Inc. 1                                       92,300            970,996
--------------------------------------------------------------------------------
 Oracle Corp. 1                                      462,800          6,108,960
--------------------------------------------------------------------------------
 Red Hat, Inc. 1                                      69,600          1,306,392
--------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                        3,100             90,055
--------------------------------------------------------------------------------
 Sybase, Inc. 1                                       38,700            796,446
--------------------------------------------------------------------------------
 Symantec Corp. 1                                     95,400          3,305,610
--------------------------------------------------------------------------------
 Synopsys, Inc. 1                                     55,100          1,860,176
--------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                80,600          2,322,086
--------------------------------------------------------------------------------
 Veritas Software Corp. 1                             66,400          2,467,424
                                                                ----------------
                                                                     63,673,578

--------------------------------------------------------------------------------
 MATERIALS--1.9%
--------------------------------------------------------------------------------
 CHEMICALS--0.8%
 Cytec Industries, Inc. 1                              4,700            180,433
--------------------------------------------------------------------------------
 Dow Chemical Co.                                     26,700          1,109,919
--------------------------------------------------------------------------------
 Du Pont (E.I.) de Nemours & Co.                      96,100          4,410,029
--------------------------------------------------------------------------------
 Engelhard Corp.                                      11,300            338,435
--------------------------------------------------------------------------------
 Hercules, Inc. 1                                     96,100          1,172,420
--------------------------------------------------------------------------------
 Monsanto Co.                                        101,300          2,915,414
--------------------------------------------------------------------------------
 OM Group, Inc. 1                                     18,300            479,277
                                                                ----------------
                                                                     10,605,927





                      11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.0%
 Florida Rock Industries, Inc.                         1,300   $         71,305
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.1%
 Sealed Air Corp. 1                                   33,900          1,835,346
--------------------------------------------------------------------------------
 METALS & MINING--0.7%
 Alcan, Inc.                                          39,500          1,854,525
--------------------------------------------------------------------------------
 Alcoa, Inc.                                         145,200          5,517,600
--------------------------------------------------------------------------------
 CONSOL Energy, Inc.                                   6,300            163,170
--------------------------------------------------------------------------------
 GrafTech International Ltd. 1                        24,400            329,400
--------------------------------------------------------------------------------
 Peabody Energy Corp.                                 29,600          1,234,616
--------------------------------------------------------------------------------
 Schnitzer Steel Industries, Inc.                      9,800            592,900
                                                                ----------------
                                                                      9,692,211

--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.3%
 Georgia-Pacific Corp.                                83,900          2,573,213
--------------------------------------------------------------------------------
 Louisiana-Pacific Corp. 1                           115,300          2,061,564
                                                                ----------------
                                                                      4,634,777

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.4%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
 BellSouth Corp.                                     172,000          4,867,600
--------------------------------------------------------------------------------
 Citizens Communications Co. 1                       115,400          1,433,268
--------------------------------------------------------------------------------
 Hughes Electronics Corp. 1                              740             12,247
--------------------------------------------------------------------------------
 NTL, Inc. 1                                          16,300          1,136,925
--------------------------------------------------------------------------------
 SBC Communications, Inc.                            668,800         17,435,616
--------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                             64,400          1,057,448
--------------------------------------------------------------------------------
 Verizon Communications, Inc.                        519,456         18,222,516
                                                                ----------------
                                                                     44,165,620

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.2%
 AT&T Wireless Services, Inc. 1                      537,000          4,290,630
--------------------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1                421,600         11,830,096
--------------------------------------------------------------------------------
 Wireless Facilities, Inc. 1                           5,400             80,244
                                                                ----------------
                                                                     16,200,970

--------------------------------------------------------------------------------
 UTILITIES--1.0%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.7%
 Allegheny Energy, Inc. 1                              9,100            116,116
--------------------------------------------------------------------------------
 CenterPoint Energy, Inc.                             19,500            188,955
--------------------------------------------------------------------------------
 Constellation Energy Group, Inc.                     53,100          2,079,396
--------------------------------------------------------------------------------
 Edison International 1                               30,900            677,637
--------------------------------------------------------------------------------
 Exelon Corp.                                         68,224          4,527,345
--------------------------------------------------------------------------------
 FirstEnergy Corp.                                     7,200            253,440
--------------------------------------------------------------------------------
 Progress Energy, Inc., Contingent
--------------------------------------------------------------------------------
 Value Obligation 1,2                                 32,000              7,360
--------------------------------------------------------------------------------
 Puget Energy, Inc.                                    2,400             57,048
--------------------------------------------------------------------------------
 TXU Corp.                                             9,000            213,480
--------------------------------------------------------------------------------
 Wisconsin Energy Corp.                               29,100            973,395
                                                                ----------------
                                                                      9,094,172


                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 GAS UTILITIES--0.0%
 ONEOK, Inc.                                          16,600     $      366,528
--------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.3%
 Dynegy, Inc. 1                                       87,600            374,928
--------------------------------------------------------------------------------
 Equitable Resources, Inc.                             7,100            304,732
--------------------------------------------------------------------------------
 MDU Resources Group, Inc.                             3,900             92,855
--------------------------------------------------------------------------------
 Questar Corp.                                         2,200             77,330
--------------------------------------------------------------------------------
 Williams Cos., Inc. (The)                           303,500          2,980,370
                                                                 ---------------
                                                                      3,830,215
                                                                 ---------------
 Total Common Stocks
 (Cost $1,141,180,373)                                            1,357,830,166

--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
 Wachovia Corp., Dividend Equalization
 Preferred Shares (Cost $0)                            6,000                 30

                                                       UNITS
--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 Dime Bancorp, Inc. Wts.,
 Exp. 1/2/10 1 (Cost $0)                              31,900              5,423

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--1.9%
 Undivided interest of 23.74% in joint
 repurchase agreement (Principal Amount/
 Market Value $109,556,000, with a
 maturity value of $109,560,869) with
 Banc One Capital Markets, Inc., 0.80%,
 dated 12/31/03, to be repurchased at
 $26,009,156 on 1/2/04, collateralized
 by U.S. Treasury Bonds, 4.25%,
 11/30/13, with a value of $111,861,618
 (Cost $26,008,000)                              $26,008,000         26,008,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $1,167,188,373)                                 100.2%     1,383,843,619
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS
 OF OTHER ASSETS                                        (0.2)        (2,166,925)
                                                 -------------------------------
 NET ASSETS                                            100.0%    $1,381,676,694
                                                 ===============================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Received as the result of issuer reorganization. Currently has minimal market value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                      12 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments, at value (including securities loaned of approximately $81,930,000)
 (cost $1,167,188,373)--see accompanying statement                                                     $1,383,843,619
----------------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                          84,039,380
----------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                          12,187,417
 Shares of beneficial interest sold                                                                         2,302,969
 Interest and dividends                                                                                     1,467,055
 Other                                                                                                          7,676
                                                                                                       ---------------
 Total assets                                                                                           1,483,848,116

----------------------------------------------------------------------------------------------------------------------
 LIABILITIES
 Bank overdraft                                                                                                59,452
----------------------------------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                                                84,039,380
----------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                     12,717,345
 Shares of beneficial interest redeemed                                                                     5,176,326
 Distribution and service plan fees                                                                            65,451
 Shareholder reports                                                                                           58,885
 Trustees' compensation                                                                                         5,576
 Transfer and shareholder servicing agent fees                                                                  1,666
 Other                                                                                                         47,341
                                                                                                       ---------------
 Total liabilities                                                                                        102,171,422

----------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                            $1,381,676,694
                                                                                                       ==============

----------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
 Par value of shares of beneficial interest                                                            $       72,000
----------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                             1,490,502,126
----------------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                         11,726,476
----------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                          (337,279,334)
----------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                            216,655,426
                                                                                                       ---------------
 NET ASSETS                                                                                            $1,381,676,694
                                                                                                       ===============

----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 Non-Service Shares:
 Net asset value, redemption price per share and offering price per share (based on net assets
 of $1,214,959,557 and 63,273,559 shares of beneficial interest outstanding)                                   $19.20
----------------------------------------------------------------------------------------------------------------------
 Service Shares:
 Net asset value, redemption price per share and offering price per share (based on net assets
 of $166,717,137 and 8,726,601 shares of beneficial interest outstanding)                                      $19.10



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $47,489)                       $ 19,404,870
--------------------------------------------------------------------------------------------
 Interest                                                                           312,889
--------------------------------------------------------------------------------------------
 Portfolio lending fees                                                              46,733
                                                                               -------------
 Total investment income                                                         19,764,492

--------------------------------------------------------------------------------------------
 EXPENSES
 Management fees                                                                  7,442,344
--------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                  244,739
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                  10,054
 Service shares                                                                       9,759
--------------------------------------------------------------------------------------------
 Shareholder reports                                                                103,929
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                              28,387
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                         17,027
--------------------------------------------------------------------------------------------
 Other                                                                               71,340
                                                                               -------------
 Total expenses                                                                   7,927,579
 Less reduction to custodian expenses                                                  (892)
                                                                               -------------
 Net expenses                                                                     7,926,687


--------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                           11,837,805

--------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                                    (28,888,782)
 Foreign currency transactions                                                      138,800
                                                                               -------------
 Net realized loss                                                              (28,749,982)
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                    286,964,752
 Translation of assets and liabilities denominated in foreign currencies          1,315,110
                                                                               -------------
 Net change in unrealized appreciation (depreciation)                           288,279,862

--------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $271,367,685
                                                                               =============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      14 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



 YEAR ENDED DECEMBER 31,                                                                   2003             2002
-----------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                                           $   11,837,805   $    9,734,475
-----------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                  (28,749,982)    (127,037,616)
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                               288,279,862     (101,668,854)
                                                                                 --------------------------------
 Net increase (decrease) in net assets resulting from operations                    271,367,685     (218,971,995)

-----------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Non-Service shares                                                                  (9,176,729)      (7,425,251)
 Service shares                                                                        (594,874)        (162,528)

-----------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                  88,259,594       34,464,855
 Service shares                                                                      89,152,120       38,273,092

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS
 Total increase (decrease)                                                          439,007,796     (153,821,827)
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                942,668,898    1,096,490,725
                                                                                 --------------------------------
 End of period [including accumulated net investment income of
 $11,726,476 and $9,701,404, respectively]                                       $1,381,676,694   $  942,668,898
                                                                                 ================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      15 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




 NON-SERVICE SHARES    DECEMBER 31                              2003          2002          2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                         $15.32        $18.99        $21.26       $24.63        $20.48
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .18           .16           .13          .10           .11
 Net realized and unrealized gain (loss)                        3.86         (3.70)        (2.29)       (2.14)         4.29
                                                              ----------------------------------------------------------------
 Total from investment operations                               4.04         (3.54)        (2.16)       (2.04)         4.40
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.16)         (.13)         (.11)        (.09)         (.09)
 Distributions from net realized gain                             --            --            --        (1.24)         (.16)
                                                              ----------------------------------------------------------------
 Total dividends and/or distributions to shareholders           (.16)         (.13)         (.11)       (1.33)         (.25)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $19.20        $15.32        $18.99       $21.26        $24.63
                                                              ================================================================

------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                            26.72%       (18.80)%      (10.16)%      (8.78)%       21.71%

------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                 $1,214,960      $890,740    $1,074,945   $1,009,823      $555,311
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $1,003,396      $999,275    $1,028,913   $  809,662      $391,063
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                          1.10%         0.94%         0.73%        0.69%         0.63%
 Total expenses                                                 0.70% 3       0.69% 3       0.73% 3      0.73%         0.78% 3
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          85%           98%           69%          63%          118%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                      16 | OPPENHEIMER MAIN STREET FUND/VA

 SERVICE SHARES    DECEMBER 31                                   2003          2002          2001        2000 1
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                          $15.26        $18.95        $21.24        $24.04
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                            .14           .13           .14           .02
 Net realized and unrealized gain (loss)                         3.85         (3.70)        (2.32)        (2.82)
                                                               --------------------------------------------------
 Total investment operations                                     3.99         (3.57)        (2.18)        (2.80)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            (.15)         (.12)         (.11)           --
 Distributions from net realized gain                              --            --            --            --
                                                               --------------------------------------------------
 Total dividends and/or distributions to shareholders            (.15)         (.12)         (.11)           --
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $19.10        $15.26        $18.95        $21.24
                                                               ==================================================

-----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                             26.44%       (18.99)%      (10.27)%      (11.61)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                    $166,717       $51,929       $21,545        $1,698
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $ 98,210       $34,604       $10,306        $  543
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                           0.83%         0.87%         0.66%         0.50%
 Total expenses                                                  0.96% 4       0.84% 4       0.88% 4       0.88%
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           85%           98%           69%           63%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      17 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Main Street Fund/VA (the Fund), formerly Oppenheimer Main Street Growth & Income Fund/VA, is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.




                      18 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
   ------------------------------------------------------------------------
   $11,726,473                $--         $323,985,981         $203,362,073

 1. As of December 31, 2003, the Fund had $323,017,642 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ---------------------------------------
                              2008                       $ 28,801,633
                              2009                        140,898,750
                              2010                        126,747,906
                              2011                         26,569,353
                                                         ------------
                              Total                      $323,017,642
                                                         ============

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of December 31, 2003, the Fund had $968,194 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $147 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                                    REDUCTION TO
                 REDUCTION TO                    ACCUMULATED NET
                 ACCUMULATED NET                   REALIZED LOSS
                 INVESTMENT INCOME                ON INVESTMENTS
                 -----------------------------------------------
                 $41,130                                 $41,130

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                         YEAR ENDED           YEAR ENDED
                                  DECEMBER 31, 2003    DECEMBER 31, 2002
     -------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                     $9,771,603           $7,587,779

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities                $1,180,481,726
                                                           ==============

             Gross unrealized appreciation                 $  218,060,847
             Gross unrealized depreciation                   (14,698,774)
                                                           --------------
             Net unrealized appreciation                   $  203,362,073
                                                           ==============



                      19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                   YEAR ENDED DECEMBER 31, 2003         YEAR ENDED DECEMBER 31, 2002
                                                    SHARES               AMOUNT          SHARES               AMOUNT
---------------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                           19,380,163        $ 327,567,787      11,919,835        $ 204,743,555
 Dividends and/or distributions reinvested         639,048            9,176,729         383,139            7,425,251
 Redeemed                                      (14,871,791)        (248,484,922)    (10,772,337)        (177,703,951)
                                               ----------------------------------------------------------------------
 Net increase                                    5,147,420        $  88,259,594       1,530,637        $  34,464,855
                                               ======================================================================


---------------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                            5,793,833        $  97,063,016       2,415,625        $  40,562,767
 Dividends and/or distributions reinvested          41,628              594,874           8,403              162,528
 Redeemed                                         (511,472)          (8,505,770)       (158,496)          (2,452,203)
                                               ----------------------------------------------------------------------
 Net increase                                    5,323,989        $  89,152,120       2,265,532        $  38,273,092
                                               ======================================================================




--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $1,096,324,880 and $912,038,186, respectively.



                      20 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $20,025 to OFS for services to the Fund.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of December 31, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2003 was $7,360, which represents less than 0.01% of the Fund's net assets.



                      21 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 7. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $81,930,000. Cash of $84,039,380 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
 8. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.




                      22 | OPPENHEIMER MAIN STREET FUND/VA

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND/VA:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004




                      23 | OPPENHEIMER MAIN STREET FUND/VA

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.1595 and $0.1453 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
    Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




                      24 | OPPENHEIMER MAIN STREET FUND/VA

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE     NUMBER OF FUNDS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                         80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,            Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board            (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 2003) and                 (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Trustee (since 1999)             private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 66                          Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                 Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                 UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                 Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                 Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                 2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                 Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                  Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1995)             equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 72                          Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                 Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                 (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                 Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                 Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from
Trustee (since 1997)             March 1985) of OppenheimerFunds, Inc. (the Manager); Vice President (from June 1983) and
Age: 67                          Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                 Manager); Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant
                                 Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice
                                 President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                 Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                                 (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager);
                                 Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial
                                 Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                 1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since
                                 November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                 Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management,
                                 Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director
                                 (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                 Treasurer (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                 (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

EDWARD L. CAMERON,               A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)             Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                          held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                 Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                   Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1995)             foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                          company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition
                                 Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc. (until October
                                 1995). Oversees 38 portfolios in the OppenheimerFunds complex.





                             25 | OPPENHEIMER MAIN STREET FUND/VA

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



SAM FREEDMAN,                    Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)             October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                          Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,             Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2002)             (open-end investment companies); Director of MML Services (since April 1987) and America Funds
Age: 57                          Emerging Markets Growth Fund (since October 1991) (both are investment companies), The
                                 California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey
                                 International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                 Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment
                                 Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking entity);
Trustee (since 2002)             Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration,
Age: 59                          Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                                 U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                                 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,        Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)             (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and
Age: 61                          Chairman of the investment committee (since 1994) for the Worcester Polytech Institute;
                                 President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                 Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                 Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                 Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS
                                 Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                 1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                      NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                 OR REMOVAL.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee            2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                     and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Age: 54                          Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor,
                                 Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                 Shareholder Financial Services, Inc.; President and a director (since July 2001) of
                                 OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                 Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                 November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                 (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                 Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                 Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                 Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                                 (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                 Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                 1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                 President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                 Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                 Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a
                                 Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.





                             26 | OPPENHEIMER MAIN STREET FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS, REINGANUM
                                 AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR.
                                 WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM
                                 OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,            Vice President of the Manager (since April 1998); an officer of 4 portfolios in the
Vice President and Portfolio     OppenheimerFunds complex; a Certified Financial Analyst; formerly a Vice President and
Manager (since 1999)             portfolio manager for Guardian Investor Services, the investment management subsidiary of The
Age: 54                          Guardian Life Insurance Company (1979 - March 1998).

DR. MARC REINGANUM,              Vice President (since September 2002) of the Manager; a Director of Quantitative Research and
Vice President and Portfolio     Portfolio Strategist for Equities. Formerly the Mary Jo Vaughn Rauscher Chair in Financial
Manager (since 2003) Age: 50     Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department,
                                 President of the Faculty at the Cox School of Business and member of the Board of Trustee
                                 Investment Committee.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)           1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 44                          Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                 Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the
                                 Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                 Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                 Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                 Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.
                                 An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and Secretary     Manager; General Counsel and a director (since November 2001) of OppenheimerFunds Distributor,
(since 2001)                     Inc.; Senior Vice President and General Counsel (since November 2001) of HarbourView Asset
Age: 55                          Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                 Partnership Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                 November 2001) of Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private
                                 Investments, Inc., OFI Trust Company and OFI Institutional Asset Management, Inc.; General
                                 Counsel (since November 2001) of Centennial Asset Management Corporation; a director (since
                                 November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                 (since November 2001) of OppenheimerFunds International Ltd.; Vice President (since November
                                 2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General
                                 Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                 the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. And OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



                             27 | OPPENHEIMER MAIN STREET FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $15,500 in fiscal 2003 and $15,000 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)